Significant Events in the Reporting Period (Tables)	9 Months Ended
Sep. 30, 2026
Significant Events in the Reporting Period [Abstract]
Summary of Tax on Profit/Loss and Deferred Tax

Income taxes are recognized in the unaudited condensed consolidated interim statements of profit or loss with the following amounts:

	Three Months Ended September 30,		Nine Months Ended September 30,
(EUR’000)	2026	2025	2026	2025
Tax on profit/(loss) for the period
Current tax (expense)/income for the period	(15,509)	(2,843)	(29,725)	(5,423)
Current tax, adjustments to prior periods	2,755	(20)	3,965	(11)
Deferred tax, movement for the period	(14,585)	(754)	(51,395)	(3,092)
Deferred tax, recognition of previously unrecognized deferred tax assets	—	—	679,587	—
Deferred tax, adjustments to prior periods	(12,059)	—	12,563	—
Total tax on profit/(loss) for the period	(39,398)	(3,617)	614,995	(8,526)

The development in deferred tax assets/(liabilities) was as follows:

(EUR’000)	2026
Development in deferred tax assets/(liabilities)
January 1	(9,623)
Deferred income tax (expense)/income, through profit or loss	640,755
Deferred income tax (expense)/income, through equity	20,098
Foreign exchange translation	661
September 30	651,891
Classified in the statement of financial position
Deferred tax assets	651,891
Deferred tax liabilities	—
Total deferred tax assets/(liabilities) at September 30	651,891

Specification of deferred tax assets/(liabilities) as of September 30, 2026 compared to December 31, 2025 was as follows:

(EUR’000)	September 30, 2026	December 31, 2025
Deferred tax assets/(liabilities)
Tax deductible losses	431,908	430,011
Other temporary differences, assets	219,983	291,759
Deferred tax assets, not recognized	—	(721,631)
Other temporary differences, liabilities	—	(9,762)
Total deferred tax assets/(liabilities)	651,891	(9,623)